Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000193015 | Cintas Corp.FR_172908105
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000193015 | TransDigm Group, Inc.FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000193015 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000193015 | Accenture PLCFR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000193015 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193015 | MasterCard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193015 | Cadence Design Systems, Inc.FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193015 | Motorola Solutions, Inc.FR_620076307
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000193015 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000193015 | Union Pacific Corp.FR_907818108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000193015 | Sector EquityMaterials
Holdings [Line Items]
Percent of Total Investments	1.00%
C000193015 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.70%
C000193015 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	15.60%
C000193015 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	17.60%
C000193015 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	25.90%
C000193015 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.20%
C000193015 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000193015 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020639 | Cintas Corp.FR_172908105
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000020639 | TransDigm Group, Inc.FR_893641100
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000020639 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000020639 | Accenture PLCFR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000020639 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000020639 | MasterCard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000020639 | Cadence Design Systems, Inc.FR_127387108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020639 | Motorola Solutions, Inc.FR_620076307
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020639 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000020639 | Union Pacific Corp.FR_907818108
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020639 | Sector EquityMaterials
Holdings [Line Items]
Percent of Total Investments	1.00%
C000020639 | Sector EquityConsumer Staples
Holdings [Line Items]
Percent of Total Investments	6.70%
C000020639 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	15.60%
C000020639 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	17.60%
C000020639 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	25.90%
C000020639 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	33.20%
C000020639 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000020639 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%